SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

30.         SUBSEQUENT EVENTS

On January 31, 2012, Catalyst Paper Corporation and certain of its subsidiaries obtained an Initial Order from the Supreme Court of British Columbia under the CCAA. The company applied for recognition of the Initial Order under chapter 15 of title 11 of the US Bankruptcy Code. The Court granted protection under CCAA for an initial period expiring on February 14, 2012. On February 14, the Court extended the stay of proceedings until April 30, 2012. The company arranged financing pursuant to a DIP Credit Agreement of approximately $175 million of available capital during the CCAA proceedings. The company’s operating revenue combined with the DIP Credit Facility are expected to provide sufficient liquidity to meet ongoing obligations to employees and suppliers and ensure that normal operations continue during the restructuring process.

Reorganization process

The Canadian Court and U.S. Court have issued a variety of orders on either a final or interim basis intended to support the business continuity of the company throughout the restructuring process. These orders include, among other things, authorization to (a) make payments relating to certain employees’ pre-petition wages, salaries and benefit programs in the ordinary course of business; (b) ensure the continuation of existing cash management systems; (c) honour certain ongoing customer obligations; and (d) enter into the DIP Credit Agreement that effectively replaces the present ABL Facility.

The terms of the Initial Order named PricewaterhouseCoopers Inc. (PwC) as the court-appointed monitor (the Monitor), who will assist the company in formulating a restructuring plan. The Initial Order provided for a general stay of proceedings for an initial period up to February 14, 2012. On February 14, the Court extended the stay of proceedings until April 30, 2012, after which time the company will likely file one or more motions requesting extensions to the stay of proceedings.

Shortly after the commencement of the creditor protection proceedings, the company began notifying all known current or potential creditors regarding these filings. Pursuant to the Initial Order, and subject to certain exceptions, the continuation of any judicial or administrative proceedings or other actions against the company or its property to recover, collect or secure a pre-petition claim were automatically stayed. Most creditor actions to obtain possession of the company’s property, or to create or enforce any lien against the company’s property, or to collect pre-petition amounts owed or otherwise exercise rights or remedies with respect to a pre-petition claim are enjoined unless and until the courts lift such stay.

Pursuant to the CCAA order, the company has the right to, among other things, repudiate agreements, contracts or arrangements of any nature whatsoever, whether oral or written, subject to the approval of the Monitor or further order of the Canadian Court. Any description of an agreement, contract or arrangement in these notes to the Consolidated Financial Statements must be read in conjunction with, and is qualified, by overriding rights, including the above-mentioned repudiation rights under CCAA.

A plan of reorganization must be filed with the Canadian Court before termination of the stay of proceedings or such other time as may be allowed by the Canadian Court. Third parties may seek permission to file a plan of reorganization. It is however management’s view that this is a rare occurrence in Canada. The plan of reorganization must be voted on by the required majority of holders of impaired claims and equity interests. The plan must also satisfy certain requirements of the CCAA and must be approved or confirmed by the Canadian Court and the U.S. Court in order to become effective.

There can be no assurance at this time that a plan of reorganization will be supported and approved by affected creditors, that it will be confirmed by the Canadian Court and the U.S. Court or that it will be successfully implemented by the company. The timing of filing a plan of reorganization will depend on the timing and outcome of numerous other ongoing matters in the creditor protection proceedings.

Under the priority scheme established by the CCAA proceedings, unless creditors agree to the contrary, pre-petition and post-petition liabilities must be satisfied in full before stockholders are entitled to receive any distribution or retain any property under a plan of reorganization. The ultimate recovery to creditors and/or stockholders, if any, will not be determined until confirmation of a plan or plans of reorganization. No assurance can be given at this time as to what values, if any, will be ascribed to each of these constituencies or what types or amounts of distributions, if any, they would receive. A plan of reorganization could result in holders of the company’s liabilities and/or securities, including the company’s common stock, receiving no distribution on account of their interests and cancellation of their holdings. A plan of reorganization could also result in holders of the company’s common stock being materially diluted.

Terms of DIP financing

Upon commencement of the creditor protection proceedings, the company entered into a Senior Secured Superpriority DIP Credit Agreement among Catalyst Paper Corporation, Catalyst Paper, Catalyst Paper Holdings Inc. and Catalyst Paper (Snowflake) Inc. as borrowers, JP Morgan Chase Bank, N.A. Toronto Branch as administrative agent and J.P. Morgan Securities LLC as collateral agent and initial lender. On February 3, 2012, the Canadian Court approved the DIP lender charge and authorized draws on the DIP Credit Facility. On February 8, 2012, the US Bankruptcy Court confirmed the Canadian Court's authorization of the DIP Credit Facility, the DIP charge and the priorities of the various charges ordered by the Canadian Court.

The DIP Credit Facility has an 18-month maturity and has a maximum draw of approximately $175 million. Maximum availability is subject to certain terms and conditions that the DIP lenders have agreed to provide to Catalyst during the CCAA proceedings. The Order has been recognized under chapter 15 of title 11 of the US Bankruptcy Code. The security for the DIP Credit Facility consists of a first charge on the accounts receivable, inventory and cash of the company (collectively, the DIP First Charge Collateral) and a second charge on the 2016 Notes First Charge Collateral. Availability under the DIP Credit Facility is determined by a borrowing base calculated primarily on eligible accounts receivable and eligible inventory, less certain reserves. These reserves include availability reserves, permitted priority charges and other reserves. Availability reserves include (a) a landlord waiver reserve in respect of rent of approximately $2.6 million; (b) a reserve in respect of wages and vacation pay obligations of approximately $3.6 million; (c) a pension reserve not exceeding the sum of normal cost pension contributions, special and catch-up payments and any other payments in respect of a Canadian pension plan that are past due of approximately $3.7 million; and (d) a sales tax reserve of approximately $0.2 million. Permitted priority charges include an administration charge of approximately $1.5 million and a municipal property tax reserve in respect of the Crofton mill of approximately $0.4 million. Other reserves include credit insurance deductibles of approximately $2.0 million.

The DIP Credit Agreement includes one financial covenant that requires the company to maintain a minimum fixed charge coverage ratio of 1.1/1.0 if excess availability under the Facility is below $22 million. In addition to this springing fixed charge financial covenant, the DIP Credit Agreement also contains a number of usual and customary covenants for debtor in possession financings of this type. These include (a) requirements to deliver financial statements, other reports and notices; (b) restrictions on the incurrence and repayment of indebtedness; (c) restrictions on the incurrence of liens; (d) restrictions on making certain payments; (e) restrictions on investments and capital expenditures (f) restrictions on asset dispositions; and (g) restrictions on material modifications to indebtedness.

Future financial statement impact

Upon commencement of the CCAA proceedings, the company will apply the guidance in FASB ASC 852, Reorganizations in preparing its future consolidated financial statements, and will continue to apply this guidance for the duration of time that it operates under the Creditor Protection Proceedings. FASB ASC 852 does not change the manner in which financial statements are prepared. However, it requires that the financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses (including professional fees and DIP financing costs), charges related to indefinite idlings and permanent closures and other provisions for losses directly associated with or resulting from the reorganization of its business pursuant to the CCAA proceedings will be recorded in Reorganization items, net in the consolidated statement of operations.

Pre-petition obligations incurred prior to the Initial Order under CCAA that may be impaired by the reorganization process will be classified as Liabilities subject to compromise. Applying the guidance in FASB ASC 852, these liabilities must be reported at the amounts expected to be allowed as claims by the Courts, even if they may be settled for lesser amounts. Material differences may arise between these amounts and the carrying values of these liabilities in the company’s balance sheet. It is impossible at this time for the company to quantify what those differences will be.

The restructuring of the company’s debts and other pre-petition obligations may result in debt forgiveness that will be recognized in the consolidated statement of earnings (loss). These amounts may have a material impact on the company’s future financial position and on its income tax assets and liabilities. At this time, it is impossible for the company to quantify what the impact will be.

Sale of the company’s shares

On February 16, 2012, TAM disposed of its entire investment in the company, thereby ceasing to have control or direction or beneficial ownership of any shares of the company. The disposition was an over-the-counter sales transaction executed after the announcement of the creditor protection proceedings described above. The sales transaction was made in reliance on exemptions that permit a control person of an issuer to trade the issuer’s securities if a notice of intention to distribute the securities is filed seven days in advance and certain other conditions are met in accordance with applicable securities legislation.

Repudiation of operating lease at paper recycling operation

On February 22, 2012, the company gave notice that it no longer intends to meet its contractual obligations as lessee under an operating lease at the paper recycling operation that was shut down in 2010 (refer to note 5, Measurement uncertainty – impairment of long-lived assets). The operating lease was scheduled to expire on November 30, 2023. Per the terms of the 30 day notice, a final lease payment will be made on March 1, 2012 for the 23 day period ending March 23, 2012. Any future claims arising from this operating lease are automatically stayed while the CCAA Order is in effect. Although the company’s commitments under this operating lease may be significantly affected by the creditor protection proceedings entered into on January 31, 2012, the impact isn’t presently determinable